Property and equipment, net	12 Months Ended
Dec. 31, 2021
Property and equipment, net
Property and equipment, net

6. Property and equipment, net

Property and equipment, net consists of the following:

	As of
	December 31,	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Computer and transmission equipment	22,107,077	19,521,668	3,063,376
Furniture and office equipment	3,663,257	2,781,360	436,456
Leasehold improvements	21,682,197	22,803,702	3,578,398
Motor vehicles	816,103	816,103	128,064
Total property and equipment	48,268,634	45,922,833	7,206,294
Accumulated depreciation	(37,132,035)	(39,734,571)	(6,235,221)
Property and equipment, net	11,136,599	6,188,262	971,073

Depreciation expense was RMB10,544,813, RMB10,114,779 and RMB6,215,253 (US$975,309) for the years ended December 31, 2019, 2020 and 2021, respectively. Disposal of property and equipment resulted in a gain of RMB2,389 during the year ended December 31, 2019, but a loss of RMB59,213 for the year ended December 31, 2020, and a gain of RMB180,537(US$28,330) in the year ended December 31, 2021.